INVENTORIES, NET	12 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Raw materials	$95,323	$67,827
Work in process	1,049,001	265,386
Finished goods	2,356,973	2,727,827
	3,501,297	3,061,040
Less: inventory allowance	(381,470)	(381,765)
Inventory, net	$3,119,827	$2,679,275

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended June 30, 2024, 2023 and 2022, the Company recorded inventory write down of $Nil, $246,281 and $Nil, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)